SHARE-BASED COMPENSATION - Share options and restricted share units (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2018 shares	Mar. 31, 2018 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) installment shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 shares	Dec. 31, 2021 CNY (¥) shares
Valuation of options granted
Fair value of underlying ordinary share								3.425
Weighted average grant date fair value | $ / shares							$ 1.62
Unvested restricted share units
Number of Shares
Unvested balance as of the beginning | shares				3,457,900
Granted (in shares) | shares				832,720
Forfeited (in shares) | shares				(285,500)
Unvested balance as of the end | shares				3,019,048		3,457,900
Weighted average grant date fair value of restricted shares units
Unvested balance as of the beginning (in dollars per share) | $ / shares			$ 3.74
Granted (in dollars per share) | $ / shares			14.76
Forfeited (in dollars per share) | $ / shares			8.01
Unvested balance as of the end (in dollars per share) | $ / shares			$ 6.32		$ 3.74
Valuation of options granted
Total share-based compensation expenses				¥ 34,307,355		¥ 21,914,217		¥ 7,602,522
Unrecognized compensation expense										¥ 98,020,712
Expenses expected to be recognized over a weighted average period				2 years 9 months 18 days
Unvested restricted share units | Cost of revenues
Valuation of options granted
Total share-based compensation expenses				¥ 838,515		472,182		36,332
Unvested restricted share units | Selling and marketing expenses
Valuation of options granted
Total share-based compensation expenses				11,057,530		6,932,616		2,185,586
Unvested restricted share units | Research and development expenses
Valuation of options granted
Total share-based compensation expenses				13,043,898		6,021,889		1,146,846
Unvested restricted share units | General and administrative expenses
Valuation of options granted
Total share-based compensation expenses				¥ 9,367,412		¥ 8,487,530		¥ 4,233,758
2016 Global Incentive Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued | shares		5,861,480
Expiration period		10 years
Amended 2016 Plan
Number of Shares
Unvested balance as of the beginning | shares				5,992,324
Exercised (in shares) | shares				(870,844)
Forfeited (in shares) | shares				(466,052)
Unvested balance as of the end | shares				4,655,428		5,992,324
Exercisable at end of period (in shares) | shares			2,701,558							2,701,558
Weighted average grant date fair value of restricted shares units
Unvested balance as of the beginning (in dollars per share) | $ / shares			$ 1.93
Exercised (in dollars per share) | $ / shares			1.11
Forfeited (in dollars per share) | $ / shares			2.03
Unvested balance as of the end (in dollars per share) | $ / shares			2.07		1.93
Options exercisable at end of period (in dollars per share) | $ / shares			$ 1.26
Weighted Average Contractual Term
Outstanding at end of period				6 years 4 months 6 days
Options exercisable at end of period				5 years 6 months 3 days
Aggregate Intrinsic Value
Outstanding at end of period | $			$ 27,859,507
Options exercisable at end of period | $			$ 18,365,233
Valuation of options granted
Risk-free rate of return, Minimum						1.90%		1.90%
Volatility, Minimum						47.90%
Volatility, Maximum								47.90%
Expected dividend yield						0.00%
Expected term						10 years
Total share-based compensation expenses				¥ 12,910,801		¥ 17,694,698		¥ 12,020,257
Unrecognized compensation expense										¥ 16,437,005
Expenses expected to be recognized over a weighted average period				1 year 6 months 25 days
Amended 2016 Plan | Minimum
Valuation of options granted
Exercise multiple | $ / shares					2.2
Amended 2016 Plan | Maximum
Valuation of options granted
Exercise multiple | $ / shares					$ 2.8
Amended 2016 Plan | Cost of revenues
Valuation of options granted
Total share-based compensation expenses				¥ 8,318		171,501		255,679
Amended 2016 Plan | Selling and marketing expenses
Valuation of options granted
Total share-based compensation expenses				2,235,102		3,012,857		2,471,725
Amended 2016 Plan | Research and development expenses
Valuation of options granted
Total share-based compensation expenses				4,018,126		4,895,748		3,060,263
Amended 2016 Plan | General and administrative expenses
Valuation of options granted
Total share-based compensation expenses				6,649,255		¥ 9,614,592		¥ 6,232,590
2018 Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued | shares	6,733,703
Maximum percentage of total ordinary shares issued and outstanding that may be issued	1.50%
Maximum aggregate shares that may be issued, annual increase | shares						2,285,407		2,241,253	2,230,111
Valuation of options granted
Total share-based compensation expenses				47,218,156		¥ 39,608,915		¥ 19,622,779
2018 Plan | Cost of revenues
Valuation of options granted
Total share-based compensation expenses				846,833		643,683		292,011
2018 Plan | Selling and marketing expenses
Valuation of options granted
Total share-based compensation expenses				13,292,632		9,945,473		4,657,311
2018 Plan | Research and development expenses
Valuation of options granted
Total share-based compensation expenses				17,062,024		10,917,637		4,207,109
2018 Plan | General and administrative expenses
Valuation of options granted
Total share-based compensation expenses				¥ 16,016,667		¥ 18,102,122		¥ 10,466,348
2018 Plan | Restricted Stock Units Rsus Four
SHARE-BASED COMPENSATION
Number of shares options vested (in shares) | shares				832,720
Number of equal installments in which the awards can be granted | installment				4